UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      G. Houston Hall
Title:     President
Phone:     (214) 706-4340

Signature, Place, and Date of Signing:

      /s/  G. Houston Hall     Dallas, TX     November 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $33,847 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN FINL GROUP INC OHIO    COM             025932104     1426    50000 SH       SOLE                    50000        0        0
BANK OF AMERICA CORPORATION     COM             060505104     2514    50000 SH       SOLE                    50000        0        0
CARMAX INC                      COM             143130102      508    25000 SH       SOLE                    25000        0        0
FEDEX CORP                      COM             31428X106     1048    10000 SH       SOLE                    10000        0        0
GENITOPE CORP                   COM             37229P507     2912   650000 SH       SOLE                   650000        0        0
HILLTOP HOLDINGS INC            COM             432748101     4461   380000 SH       SOLE                   380000        0        0
LOWES COS INC                   COM             548661107      560    20000 SH       SOLE                    20000        0        0
MICROSOFT CORP                  COM             594918104     2946   100000 SH       SOLE                   100000        0        0
NOVASTAR FINL INC               COM NEW         669947889      586    66025 SH  PUT  SOLE                    66025        0        0
RELIANCE STEEL & ALUMINUM CO    COM             759509102     1131    20000 SH       SOLE                    20000        0        0
REPUBLIC AWYS HLDGS INC         COM             760276105    10585   500000 SH       SOLE                   500000        0        0
STREETTRACKS GOLD TR            GOLD SHS        863307104     3308    45000 SH       SOLE                    45000        0        0
TARGET CORP                     COM             87612E106      636    10000 SH       SOLE                    10000        0        0
TFS FINL CORP                   COM             87240R107      135    10400 SH       SOLE                    10400        0        0
WAL MART STORES INC             COM             931142103     1091    25000 SH       SOLE                    25000        0        0